Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000164187 | Invesco DB Precious Metals Fund8652292
Holdings [Line Items]
Percent of Total Investments	4.00%
C000164187 | U.S. Treasury Bills8652203
Holdings [Line Items]
Percent of Total Investments	3.80%
C000164187 | U.S. Treasury Bills8652194
Holdings [Line Items]
Percent of Total Investments	2.90%
C000164187 | U.S. Treasury Bills8652200
Holdings [Line Items]
Percent of Total Investments	2.90%
C000164187 | Microsoft8651682
Holdings [Line Items]
Percent of Total Investments	1.60%
C000164187 | NVIDIA8651775
Holdings [Line Items]
Percent of Total Investments	0.90%
C000164187 | Tencent Holdings8650566
Holdings [Line Items]
Percent of Total Investments	0.80%
C000164187 | JPMorgan Chase8651536
Holdings [Line Items]
Percent of Total Investments	0.70%
C000164187 | Crowdstrike Holdings8651191
Holdings [Line Items]
Percent of Total Investments	0.70%
C000164187 | Alibaba Group Holding8650503
Holdings [Line Items]
Percent of Total Investments	0.70%
C000164187 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164187 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000164187 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164187 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164187 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164187 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164187 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164187 | China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164187 | India
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164187 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164187 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000164187 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000164186 | Invesco DB Precious Metals Fund8652292
Holdings [Line Items]
Percent of Total Investments	4.00%
C000164186 | U.S. Treasury Bills8652203
Holdings [Line Items]
Percent of Total Investments	3.80%
C000164186 | U.S. Treasury Bills8652194
Holdings [Line Items]
Percent of Total Investments	2.90%
C000164186 | U.S. Treasury Bills8652200
Holdings [Line Items]
Percent of Total Investments	2.90%
C000164186 | Microsoft8651682
Holdings [Line Items]
Percent of Total Investments	1.60%
C000164186 | NVIDIA8651775
Holdings [Line Items]
Percent of Total Investments	0.90%
C000164186 | Tencent Holdings8650566
Holdings [Line Items]
Percent of Total Investments	0.80%
C000164186 | JPMorgan Chase8651536
Holdings [Line Items]
Percent of Total Investments	0.70%
C000164186 | Crowdstrike Holdings8651191
Holdings [Line Items]
Percent of Total Investments	0.70%
C000164186 | Alibaba Group Holding8650503
Holdings [Line Items]
Percent of Total Investments	0.70%
C000164186 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164186 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000164186 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164186 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164186 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164186 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164186 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164186 | China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164186 | India
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164186 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164186 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000164186 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.20%